Filed under Rules 497(e) and 497(k)

Registration No. 2-86188

Anchor Series Trust

SA Wellington Government and Quality Bond Portfolio

(the “Portfolio”)

Supplement dated December 2, 2020, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2020, as supplemented and amended to date

Michael E. Stack, a portfolio manager with Wellington Management Company LLP, will retire effective June 30, 2021. Accordingly, effective June 30, 2021, all references to Mr. Stack will be deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-03311Y-WGQ1.1 (12/20)